COMMITMENTS AND CONTINGENCIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Leases
2014	$ 2,503,000
2015	2,516,000
2016	1,154,000
Future minimum lease payments	6,173,000
Rent expense
Rent expense	2,400,000	6,300,000	13,800,000
Third Party Commissions
Accrued commissions	100,000	100,000
Accrued commissions released to cost of net sales		500,000
Revenue recognized related to security agreements	0	0	0
Deferred revenue related to contracts covered by security agreements	10,200,000	9,800,000	5,300,000
Deferred costs related to contracts covered by security agreements	5,300,000	6,100,000	4,100,000
Letter of credit:
Outstanding letters of credit	14,700,000
Outstanding purchase commitments, including agreements that are non-cancelable and cancelable without penalty	22,700,000
Intellectual Property
Claims made for valid enforceable IP	0
Uncertain Tax Positions
Gross unrecognized tax benefits	45,430,000	54,012,000	55,650,000	56,513,000
Unrecognized tax benefits that would impact the annual effective tax rate if recognized	10,019,000	12,298,000	13,554,000
Unrecognized tax benefits related to deferred tax assets and federal tax benefit of state income tax items	$ 35,400,000